Share-based compensation expenses - Fair value of Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2012 Share Plan of RONG 360 | Predecessor
Share-based compensation expenses
Weighted average grant date fair value of option per share			$ 3.03
Aggregate grant date fair value of options granted			$ 9,013
Global Share Plan
Share-based compensation expenses
Weighted average grant date fair value of option per share	$ 0.86	$ 2.46
Aggregate grant date fair value of options granted	$ 17	$ 4,776